Share Based Payment Arrangements - Summary of Information about PSUs Outstanding and Exercisable (Details) - Performance Share Units shares in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments	226	147
Weighted average remaining contractual life (in years)	1 year 4 months 24 days
32.41
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 32.41
Number of outstanding instruments	148
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
89.64
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 89.64
Number of outstanding instruments	78
Weighted average remaining contractual life (in years)	2 years 1 month 6 days